Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 9,486,757	$ 12,241,339
Restricted cash - current	1,000,000	2,064,130
Accounts receivable, net	172,879	350,672
Other assets - current	719,033	418,584
Total current assets	11,378,669	15,074,725
Non-current assets
Restricted cash - non-current	2,250,000	1,766,700
Property and equipment, net	153,302	175,437
Oil and gas property - subject to amortization, net	1,264,013	1,427,486
Oil and gas property - not subject to amortization, net	1,064,994	958,133
Deferred charges	1,210,812	1,240,751
Other assets - non-current	504,798	512,105
Total non-current assets	6,447,919	6,080,612
Total assets	17,826,588	21,155,337
Current liabilities
Accounts payable	191,592	917,241
Bank loan	980,452	1,105,741
Other current liabilities	21,798	34,250
Accrued expenses	250,036	576,386
Taxes payable	93,466	105,450
Total current liabilities	1,537,344	2,739,068
Non-current liabilities
Asset retirement obligations		222,344
Long term liabilities	2,000,000	2,000,000
Total non-current liabilities	2,000,000	2,222,344
Total liabilities	3,537,344	4,961,412
Equity
Preferred shares (par value $0.00267; 3,750,000 shares authorized, nil shares issued and outstanding as of June 30, 2020 and December 31, 2019)
Ordinary shares (par value $0.00267; 37,500,000 shares authorized, 7,407,955 and 7,363,637 shares issued and outstanding as of June 30, 2020 and December 31, 2019, respectively)	19,754	19,636
Additional paid-in capital	38,615,712	36,910,568
Accumulated deficit	(24,346,222)	(20,783,084)
Accumulated other comprehensive income		46,805
Total equity	14,289,244	16,193,925
Total liabilities and equity	$ 17,826,588	$ 21,155,337